Audited Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Subscription Receivables [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 150,000		$ (143,318)	$ (334,178)	$ (327,496)
Balance, shares at Dec. 31, 2021	15,000,000
Shareholders’ distribution			616		616
Net loss				(370,438)	(370,438)
Balance at Dec. 31, 2022	$ 150,000		(142,702)	(704,616)	(697,318)
Balance, shares at Dec. 31, 2022	15,000,000
Shareholders’ distribution				(140)	(140)
Net loss				(5,078,067)	(5,078,067)
Cancellation of common stocks - related party	$ (78,800)		78,800
Cancellation of common stocks - related party, shares	(7,880,000)
Stock compensation	$ 21,000		4,179,000		4,200,000
Stock compensation, shares	2,100,000
Shares issued for donation	$ 400		79,600		80,000
Shares issued for donation, shares	40,000
Stock issuance for cash	$ 2,900	(25,000)	552,100		530,000
Stock issuance for cash, shares	290,000
Issuance of warrants			361,724		361,724
Balance at Dec. 31, 2023	$ 95,500	$ (25,000)	$ 5,108,522	$ (5,782,823)	$ (603,801)
Balance, shares at Dec. 31, 2023	9,550,000